7. MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investment Securities [line items]
Current investments		R$ 3,360	R$ 740	[1]
Non-current investments		765	13	[1]
Investments		4,125	753
Bank deposit certificates (CDBs) [member]
Disclosure of Investment Securities [line items]
Current investments	[2]	545
Financial Notes Banks [member]
Disclosure of Investment Securities [line items]
Current investments	[3]	2,074	645
Non-current investments		730	11
Marketable securities - treasury financial notes [member]
Disclosure of Investment Securities [line items]
Current investments	[4]	731	94
Debentures [member]
Disclosure of Investment Securities [line items]
Current investments	[5]
Non-current investments	[6]	25	2
Other Investment [member]
Disclosure of Investment Securities [line items]
Current investments		10	R$ 1
Non-current investments		R$ 10

[1]	See note 2.8.
[2]	Bank Deposit Certificates (CBDs), accrued interest at 106% a 110% of the CDI Rate (Interbank deposit rates) published by the Custody and Settlement Chamber (Cetip) in 2020.
[3]	Bank Financial Notes (Letras Financeiras, or LFs) are fixed-rate fixed-income securities, issued by banks and that accrued interest a percentage of the CDI rate published by Cetip. The LFs had remuneration rates varying between 99.5% and 130% of the CDI rate in 2020 (101.95% and 113% in 2019 and 102% to 111.25% in 2018).
[4]	Treasury Financial Notes (LFTs) are fixed-rate securities, their yield follows the daily changes in the Selic rate between the date of purchase and the date of maturity.
[5]	Debentures are medium and long term debt securities, which give their holders a right of credit against the issuing company. The debentures have remuneration varying from 108.25% to 113% of the CDI Rate in 2019 (104.25% to 151% of CDI in 2018 and 104.25% to 161.54% of CDI in 2017).
[6]	Debentures are medium and long term debt securities, which give their holders a right of credit against the issuing company. The debentures have remuneration varying from TR+1% to 109% of the CDI Rate in 2020 (108.25% to 113% of CDI in 2019 and 104.25% to 151% of CDI in 2018).